Schedule of Future Minimum Rental Payments for Operating Leases (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 1	865,541
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 2	871,202
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 3	860,803
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 4	883,452
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 5	484,212
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 6	540,752
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 7	4,505,962